Condensed Interim Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2023	Dec. 31, 2022
ASSETS
Cash	$ 4,249,602	$ 977,413
Restricted cash	47,465	0
Accounts and other receivables	14,115,331	8,331,120
Government remittances	1,146,493	0
Prepaid expenses and other current assets	1,459,381	788,227
Current assets	21,018,272	10,096,760
Non-Current
Investment at FVTPL	3,188,749	0
Property and equipment	2,790,738	3,001,883
Goodwill	23,710,499	0
Intangible assets	23,237,813	4,609,837
Right-of-use assets	2,198,025	2,385,330
Non current assets	55,125,824	9,997,050
Total assets	76,144,096	20,093,810
LIABILITIES
Accounts payable	17,729,367	4,848,854
Accrued liabilities	6,325,496	3,180,208
Consideration payable	30,000	260,000
Players liability account	47,465	0
Deferred revenue	2,070,323	1,092,982
Lease liabilities, current	729,575	336,229
Credit facility payable	0	802,328
Promissory notes payable	481,149	0
Warrant liability	276,544	0
Convertible debt, current	5,093,287	0
Arbitration reserve	730,109	0
Current liabilities	33,513,315	10,520,601
Convertible debt, non-current	1,566,804	0
Lease liabilities, non-current	2,182,499	2,362,448
Deferred tax liability	50,117	55,096
Non current liabilities	3,799,420	2,417,544
Liabilities	37,312,735	12,938,145
Share capital	84,115,256	43,375,158
Contributed surplus	4,496,528	3,296,668
Warrants	20,000	1,925,238
Contingently issuable shares	0	131,184
Accumulated other comprehensive (loss) income	(380,406)	(269,053)
Deficit	(49,420,017)	(41,303,530)
Stockholder's equity	38,831,361	7,155,665
Total liabilities and stockholder's equity	$ 76,144,096	$ 20,093,810